Revenue (Tables)	6 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	Six Months Ended
	December 31, 2024	December 31, 2023
	RM	RM
Revenue from contracts with customers
Project management and rendering of information technology system	-	25,906,300
Sale of goods	82,650,000	5,716,648
	82,650,000	31,622,948

Timing of revenue recognition
Transferred at a point in time	82,650,000	31,622,948